RESTRICTED NET ASSETS	12 Months Ended
Oct. 31, 2020
RESTRICTED NET ASSETS
RESTRICTED NET ASSETS

NOTE 17 – RESTRICTED NET ASSETS

As of October 31, 2020, the Company’s operations are conducted through its PRC subsidiaries, which can only pay dividends out of their retained earnings determined in accordance with the accounting standards and regulations in the PRC and after they have met the PRC requirements for appropriation to statutory reserve. In addition, a majority of the Company’s businesses and assets are denominated in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts. These currency exchange control procedures imposed by the PRC government authorities may restrict the ability of the Company’s PRC subsidiary to transfer their net assets to the TIAN RUIXIANG Holdings Ltd (the “Parent Company”) through loans, advances or cash dividends.

Schedule I of Article 5‑04 of Regulation S-X requires the condensed financial information of the parent company to be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of this test, restricted net assets of consolidated subsidiaries shall mean that amount of the registrant’s proportionate share of net assets of its consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company in the form of loans, advances or cash dividends without the consent of a third party. The restricted net assets of the Company’s PRC subsidiary amounted to approximately $8,640,000 and $7,578,000 as of October 31, 2020 and 2019, respectively.

The Company’s PRC subsidiary’ net assets as of October 31, 2020 and 2019 exceeded 25% of the Company’s consolidated net assets. Accordingly, Parent Company’s condensed financial statements have been prepared in accordance with Rule 5‑04 and Rule 12‑04 of SEC Regulation S-X, and are as follows.

Condensed Financial Information of the Parent Company

The Parent Company’s condensed financial statements have been prepared using the same accounting principles and policies described in the notes to the consolidated financial statements, with the only exception being that the Parent Company accounts for its subsidiaries using the equity method. Refer to the consolidated financial statements and notes presented above for additional information and disclosures with respect to these financial statements.

Parent Company's Condensed Balance Sheets

	As of
	October 31, 2020	October 31, 2019
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$220	$—
Deferred offering costs	20	—
Total Current Assets	240	—
NON-CURRENT ASSETS:
Investment in subsidiaries	8,638,773	7,578,894
Total Non-current Assets	8,638,773	7,578,894
Total Assets	$8,639,013	$7,578,894
LIABILITIES AND EQUITY
CURRENT LIABILITIES:
Accrued liabilities and other payables	$300	$—
Total Current Liabilities	300	—
Total Liabilities	300	—
EQUITY:
Ordinary shares, $0.001 par value; 50,000,000 shares authorized; 5,000,000 shares issued and outstanding at October 31, 2020 and 2019 *	5,000	5,000
Additional paid-in capital	7,696,468	7,691,468
Retained earnings	884,076	301,250
Statutory reserve	170,066	118,789
Accumulated other comprehensive loss	(117,392)	(538,087)
Non-controlling interest	495	474
Total Equity	8,638,713	7,578,894
Total Liabilities and Equity	$8,639,013	$7,578,894

*The shares amounts are presented on a retroactive basis.

Condensed Financial Information of the Parent Company (continued)

Parent Company’s Condensed Statements of Operations

	For the Years Ended October 31,
	2020	2019	2018
Revenue	$—	$—	$—
Operating expense	5,060	—	—
Loss attributable to Parent Company only	(5,060)	—	—
Share of income from investment in subsidiaries	639,160	175,787	1,121,438
Net income	$634,100	$175,787	$1,121,438

Parent Company’s Condensed Statements of Cash Flows

	For the Years Ended October 31,
	2020	2019	2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$634,100	$175,787	$1,121,438
Adjustments to reconcile net income to net cash used in operating activities:
Share of income from investment in subsidiaries	(639,160)	(175,787)	(1,121,438)
Changes in operating assets and liabilities:
Accrued liabilities and other payables	300	—	—
NET CASH USED IN OPERATING ACTIVITIES	(4,760)	—	—

CASH FLOWS FROM INVESTING ACTIVITIES:
NET CASH PROVIDED BY INVESTING ACTIVITIES	—	—	—

CASH FLOWS FROM FINANCING ACTIVITIES:
Payments of offering costs	(20)	—	—
Capital contribution from shareholders	5,000	—	—
NET CASH PROVIDED BY FINANCING ACTIVITIES	4,980	—	—

NET INCREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	220	—	—
CASH, CASH EQUIVALENTS AND RESTRICTED CASH - beginning of year	—	—	—
CASH, CASH EQUIVALENTS AND RESTRICTED CASH - end of year	$220	$—	$—

Basis of Preparation

The condensed financial information of the Parent Company has been prepared using the same accounting policies as set out in the consolidated financial statements except that the Company used the equity method to account for investment in its subsidiaries.

Certain information and footnote disclosures normally included in financial statements prepared in conformity with accounting principles generally accepted in the United States of America have been condensed or omitted. The Parent Company only financial information has been derived from the Company’s consolidated financial statements and should be read in conjunction with the Company’s consolidated financial statements.

Investment in Subsidiaries

The Company and its subsidiaries were included in the consolidated financial statements where the inter-company balances and transactions were eliminated upon consolidation. For purpose of the Parent Company’s stand-alone financial statements, its investments in subsidiaries were reported using the equity method of accounting. Such investment is presented as “Investment in subsidiaries” on the condensed balance sheets and the subsidiaries’ income is presented as “Share of income from investment in subsidiaries” in the condensed statements of operations.